Offerings	May 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Maximum Aggregate Offering Price	$ 19,780,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,731.62
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, no par value per share ("Ordinary Shares"), registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. The registration fee is calculated in accordance with Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price. Includes the offering price of additional Ordinary Shares that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Representative's Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the Ordinary Shares of the registrant underlying Representative's Warrants are registered hereby, no separate registration fee is required with respect to Representative's Warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable upon exercise of Representative's Warrants
Maximum Aggregate Offering Price	$ 1,236,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 170.73
Offering Note	Representative's Warrants are exercisable at a per share exercise price equal to 125% of the public offering price. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Representative's Warrants is equal to 125% of $989,000 (which is equal to 5% of 19,780,000).